General and administrative expenses (Detail) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
General And Administrative Expenses [Line Items]
Outsourcing costs		$ 206	$ 201	$ 207	$ 407	$ 422
IT expenses		256	266	220	522	452
Consulting, legal and audit fees		130	99	156	229	310
Real estate and logistics costs		151	152	163	302	323
Market data services		105	102	101	206	199
Marketing and communication		52	42	36	94	76
Travel and entertainment		13	9	11	21	60
Litigation, regulatory and similar matters	[1]	63	9	2	72	8
Other	[2]	126	210	167	337	346
of which: UK and German bank levies		(11)	41	3	30	17
Total general and administrative expenses		$ 1,103	$ 1,089	$ 1,063	$ 2,192	$ 2,196

[1]	Reflects the net increase in / (release of) provisions for litigation, regulatory and similar matters recognized in the income statement. Refer to Note 14 for more information
[2]	Includes charitable donations.